UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21370

                 OPPENHEIMER INTERNATIONAL LARGE-CAP CORE TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
BP plc                                                                     2.9%
--------------------------------------------------------------------------------
ENI SpA                                                                    2.7
--------------------------------------------------------------------------------
Vodafone Group plc                                                         2.7
--------------------------------------------------------------------------------
Toyota Motor Corp.                                                         2.7
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                       2.5
--------------------------------------------------------------------------------
Total SA, B Shares                                                         2.4
--------------------------------------------------------------------------------
Broken Hill Proprietary Co. Ltd.                                           2.2
--------------------------------------------------------------------------------
Nestle SA                                                                  2.1
--------------------------------------------------------------------------------
Telefonica SA                                                              2.0
--------------------------------------------------------------------------------
Roche Holdings AG                                                          2.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United Kingdom                                                             23.5%
--------------------------------------------------------------------------------
Japan                                                                      22.1
--------------------------------------------------------------------------------
France                                                                      9.5
--------------------------------------------------------------------------------
Germany                                                                     8.4
--------------------------------------------------------------------------------
Switzerland                                                                 7.8
--------------------------------------------------------------------------------
Spain                                                                       4.9
--------------------------------------------------------------------------------
Australia                                                                   4.8
--------------------------------------------------------------------------------
Italy                                                                       4.6
--------------------------------------------------------------------------------
The Netherlands                                                             3.7
--------------------------------------------------------------------------------
United States                                                               2.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on total market value of investments.


                8 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Europe                   65.9%
   Asia                     29.1
   Latin America             2.6
   United States/Canada      2.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


                9 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first offered on 8/12/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


               10 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are


               11 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                BEGINNING       ENDING          EXPENSES
                                ACCOUNT         ACCOUNT         PAID DURING
                                VALUE           VALUE           6 MONTHS ENDED
                                (5/1/05)        (10/31/05)      OCTOBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00       $1,076.30       $7.46
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00        1,018.05        7.25

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended October 31, 2005 is as follows:

CLASS                          EXPENSE RATIO
--------------------------------------------
Class A                            1.42%
--------------------------------------------------------------------------------

               12 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                         VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--97.3%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.8%
-------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Denso Corp.                                               1,200   $     34,244
-------------------------------------------------------------------------------
AUTOMOBILES--3.2%
Bayerische Motoren Werke AG                                 790         34,359
-------------------------------------------------------------------------------
Toyota Motor Corp.                                        4,100        190,348
                                                                  -------------
                                                                       224,707

-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Daito Trust Construction Co. Ltd.                           900         44,378
-------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                3,620         94,577
-------------------------------------------------------------------------------
Sony Corp.                                                1,500         48,916
                                                                  -------------
                                                                       187,871

-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
GUS plc                                                   2,050         30,570
-------------------------------------------------------------------------------
MEDIA--2.7%
British Sky Broadcasting Group plc                        3,510         31,685
-------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                            540         39,474
-------------------------------------------------------------------------------
Reed Elsevier NV                                          2,160         29,096
-------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                             5,652         14,950
-------------------------------------------------------------------------------
Vivendi Universal SA                                      1,450         45,668
-------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR                                660         32,512
                                                                  -------------
                                                                       193,385

-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Adidas-Salomon AG                                           150         25,159
-------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                           890         72,050
                                                                  -------------
                                                                        97,209

                                                                         VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
CONSUMER STAPLES--9.8%
-------------------------------------------------------------------------------
BEVERAGES--2.7%
Asahi Breweries Ltd.                                      2,000   $     24,988
-------------------------------------------------------------------------------
Diageo plc                                                7,000        103,457
-------------------------------------------------------------------------------
Foster's Group Ltd.                                       4,380         18,996
-------------------------------------------------------------------------------
InBev NV                                                  1,100         43,965
                                                                  -------------
                                                                       191,406

-------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Seven & I Holdings Co. Ltd. 1                             1,200         39,172
-------------------------------------------------------------------------------
Tesco plc                                                18,000         95,819
                                                                  -------------
                                                                       134,991

-------------------------------------------------------------------------------
FOOD PRODUCTS--3.5%
Cadbury Schweppes plc                                     7,000         68,889
-------------------------------------------------------------------------------
Nestle SA                                                   510        151,890
-------------------------------------------------------------------------------
Nissin Food Products Co. Ltd.                             1,200         31,441
                                                                  -------------
                                                                       252,220

-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Kao Corp.                                                 2,000         47,676
-------------------------------------------------------------------------------
TOBACCO--1.0%
Imperial Tobacco
Group plc                                                 2,550         73,119
-------------------------------------------------------------------------------
ENERGY--10.0%
-------------------------------------------------------------------------------
OIL & GAS--10.0%
BP plc                                                   19,000        209,852
-------------------------------------------------------------------------------
ENI SpA                                                   7,280        195,085
-------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                 850         54,315
-------------------------------------------------------------------------------
Repsol YPF SA                                             1,470         43,761
-------------------------------------------------------------------------------
Royal Dutch Shell plc, B Shares                           1,090         35,557
-------------------------------------------------------------------------------
Total SA, B Shares                                          690        173,749
                                                                  -------------
                                                                       712,319


               13 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                         VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
FINANCIALS--24.7%
-------------------------------------------------------------------------------
CAPITAL MARKETS--3.0%
Deutsche Bank AG                                            830   $     77,558
-------------------------------------------------------------------------------
UBS AG                                                    1,640        139,279
                                                                  -------------
                                                                       216,837

-------------------------------------------------------------------------------
COMMERCIAL BANKS--13.6%
Banco Bilbao Vizcaya Argentaria SA                        6,770        119,350
-------------------------------------------------------------------------------
Bank of Ireland                                           3,220         48,739
-------------------------------------------------------------------------------
Barclays plc                                              6,990         69,285
-------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                   2,500         22,583
-------------------------------------------------------------------------------
HBOS plc                                                  3,120         46,085
-------------------------------------------------------------------------------
HSBC Holdings plc                                         8,200        128,957
-------------------------------------------------------------------------------
Lloyds TSB Group plc                                      6,000         49,065
-------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                         14        176,532
-------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                    2,400         66,439
-------------------------------------------------------------------------------
Societe Generale, Cl. A                                     820         93,605
-------------------------------------------------------------------------------
UniCredito Italiano SpA                                  13,680         76,359
-------------------------------------------------------------------------------
Westpac Banking Corp. Ltd.                                4,840         75,096
                                                                  -------------
                                                                       972,095

-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.9%
Credit Saison Co. Ltd.                                    1,400         63,600
-------------------------------------------------------------------------------
Deutsche Boerse AG                                          490         46,087
-------------------------------------------------------------------------------
ING Groep NV                                              3,670        105,780
-------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                4,000         61,594
                                                                  -------------
                                                                       277,061

-------------------------------------------------------------------------------
INSURANCE--3.1%
Allianz AG                                                  510         71,781
-------------------------------------------------------------------------------
Aviva plc                                                 6,590         77,801
-------------------------------------------------------------------------------
Axa SA                                                    2,370         68,622
                                                                  -------------
                                                                       218,204

                                                                         VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
REAL ESTATE--1.1%
Mitsui Fudosan Co. Ltd.                                   3,000   $     49,468
-------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                              2,660         25,152
                                                                  -------------
                                                                        74,620

-------------------------------------------------------------------------------
HEALTH CARE--10.1%
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Smith & Nephew plc                                        4,000         33,843
-------------------------------------------------------------------------------
PHARMACEUTICALS--9.6%
Eisai Co. Ltd.                                            1,700         66,750
-------------------------------------------------------------------------------
GlaxoSmithKline plc                                       4,000        104,006
-------------------------------------------------------------------------------
Novartis AG                                               2,130        114,566
-------------------------------------------------------------------------------
Roche Holdings AG                                           970        144,896
-------------------------------------------------------------------------------
Sanofi-Aventis SA                                         1,241         99,350
-------------------------------------------------------------------------------
Schering AG                                                 620         38,133
-------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                            2,100        115,474
                                                                  -------------
                                                                       683,175

-------------------------------------------------------------------------------
INDUSTRIALS--7.3%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
BAE Systems plc                                           8,560         50,075
-------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
TNT NV                                                    1,360         32,093
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Brambles Industries Ltd.                                  8,510         53,938
-------------------------------------------------------------------------------
DAI Nippon Printing Co. Ltd.                              2,000         32,626
                                                                  -------------
                                                                        86,564

-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Sumitomo Electric Industries, Inc.                        4,200         55,387
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
Siemens AG                                                1,510        112,090
-------------------------------------------------------------------------------
Smiths Group plc                                          2,000         32,303
                                                                  -------------
                                                                       144,393


               14 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

                                                                         VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
MACHINERY--0.7%
Atlas Copco AB, A Shares                                  2,580   $     47,143
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Mitsui & Co. Ltd.                                         6,000         73,344
-------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.5%
BAA plc                                                   3,000         32,577
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.2%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Telefonaktiebolaget LM Ericsson, B Shares                21,980         72,112
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
Keyence Corp.                                               200         46,255
-------------------------------------------------------------------------------
Kyocera Corp., Sponsored ADR                                790         51,318
-------------------------------------------------------------------------------
TDK Corp.                                                   400         27,107
                                                                  -------------
                                                                       124,680

-------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.5%
Canon, Inc.                                               2,000        105,837
-------------------------------------------------------------------------------
MATERIALS--7.3%
-------------------------------------------------------------------------------
CHEMICALS--2.4%
BASF AG                                                     900         64,760
-------------------------------------------------------------------------------
BOC Group plc                                             2,000         39,400
-------------------------------------------------------------------------------
Shin-Etsu Chemical Co.                                    1,400         67,382
                                                                  -------------
                                                                       171,542

-------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.0%
Cemex SA de CV, Sponsored ADR                               900         46,863
-------------------------------------------------------------------------------
CRH plc                                                   1,470         36,732
-------------------------------------------------------------------------------
Lafarge SA, Sponsored ADR                                 2,920         60,210
                                                                  -------------
                                                                       143,805

-------------------------------------------------------------------------------
METALS & MINING--2.9%
Broken Hill Proprietary Co. Ltd.                         10,120        157,019
-------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                           1,100         45,463
                                                                  -------------
                                                                       202,482

                                                                         VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.1%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.0%
Deutsche Telekom AG, Sponsored ADR                        1,900   $     33,630
-------------------------------------------------------------------------------
France Telecom SA                                         2,500         64,956
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                         4,830         19,704
-------------------------------------------------------------------------------
Telecom Italia SpA                                       19,890         57,507
-------------------------------------------------------------------------------
Telefonica SA                                             9,141        145,812
-------------------------------------------------------------------------------
Telstra Corp. Ltd., ADR                                   2,110         33,507
                                                                  -------------
                                                                       355,116

-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.1%
China Mobile Hong Kong Ltd., ADR                          1,870         41,982
-------------------------------------------------------------------------------
KDDI Corp.                                                   11         62,744
-------------------------------------------------------------------------------
Vodafone Group plc                                       72,850        191,161
                                                                  -------------
                                                                       295,887

-------------------------------------------------------------------------------
UTILITIES--4.0%
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.7%
CLP Holdings Ltd.                                         5,000         28,670
-------------------------------------------------------------------------------
E.ON AG                                                   1,040         94,215
-------------------------------------------------------------------------------
ScottishPower plc                                         7,100         69,496
                                                                  -------------
                                                                       192,381

-------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Tokyo Gas Co. Ltd.                                       13,000         51,208
-------------------------------------------------------------------------------
WATER UTILITIES--0.6%
Sociedad General de Aguas de Barcelona SA, Cl. A          1,770         40,813
                                                                  -------------
Total Common Stocks
(Cost $5,170,757)                                                    6,932,991


               15 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.03% in joint repurchase agreement (Principal Amount/Value
$647,082,000, with a maturity value of $647,153,179) with UBS Warburg LLC, 3.96%, dated 10/31/05, to be repurchased at $167,018 on 11/1/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of $661,717,556
(Cost $167,000)                                                                             $   167,000         $    167,000

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $5,337,757)                                                                                  99.7%           7,099,991
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                     0.3               22,869
                                                                                            ---------------------------------
NET ASSETS                                                                                        100.0%        $  7,122,860
                                                                                            =================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                            VALUE   PERCENT
--------------------------------------------------------------------------------
United Kingdom                                           $ 1,671,953      23.5%
Japan                                                      1,567,789      22.1
France                                                       678,210       9.5
Germany                                                      597,772       8.4
Switzerland                                                  550,631       7.8
Spain                                                        349,736       4.9
Australia                                                    338,556       4.8
Italy                                                        328,951       4.6
The Netherlands                                              261,546       3.7
United States                                                167,000       2.4
Sweden                                                       119,255       1.7
Brazil                                                        99,778       1.4
Mexico                                                        86,337       1.2
Ireland                                                       85,471       1.2
Hong Kong                                                     53,822       0.8
Belgium                                                       43,965       0.6
China                                                         41,982       0.6
Singapore                                                     37,533       0.5
New Zealand                                                   19,704       0.3
                                                         -----------------------
Total                                                    $ 7,099,991     100.0%
                                                         =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               16 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2005
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $5,337,757)--see accompanying statement of investments           $ 7,099,991
---------------------------------------------------------------------------------------------------------
Cash                                                                                              10,551
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                            29,016
Other                                                                                                258
                                                                                             ------------
Total assets                                                                                   7,139,816

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Legal, auditing and other professional fees                                                       11,323
Shareholder communications                                                                         3,646
Trustees' compensation                                                                               781
Custodian fees                                                                                       257
Other                                                                                                949
                                                                                             ------------
Total liabilities                                                                                 16,956

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 7,122,860
                                                                                             ============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $       510
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     5,098,611
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 57,903
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                   204,370
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                              1,761,466
                                                                                             ------------
NET ASSETS                                                                                   $ 7,122,860
                                                                                             ============

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,122,860 and
510,000 shares of beneficial interest outstanding)                                           $     13.97
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                              $     14.82

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               17 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2005
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $5,544)                                       $    87,975
----------------------------------------------------------------------------------------------------------
Interest                                                                                           3,951
                                                                                             -------------
Total investment income                                                                           91,926

----------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------
Management fees                                                                                   29,542
----------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                       12,699
----------------------------------------------------------------------------------------------------------
Shareholder communications--Class A                                                                2,878
----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                             2,568
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          625
----------------------------------------------------------------------------------------------------------
Other                                                                                              1,129
                                                                                             -------------
Total expenses                                                                                    49,441
Less reduction to custodian expenses                                                                  (7)
                                                                                             -------------
Net expenses                                                                                      49,434

----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             42,492

----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                       93,799
Foreign currency transactions                                                                     50,010
                                                                                             -------------
Net realized gain                                                                                143,809
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                      774,400
Translation of assets and liabilities denominated in foreign currencies                         (457,917)
                                                                                             -------------
Net change in unrealized appreciation                                                            316,483

----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $   502,784
                                                                                             =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               18 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS           YEAR
                                                                  ENDED          ENDED
                                                       OCTOBER 31, 2005      APRIL 30,
                                                            (UNAUDITED)           2005
----------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------
Net investment income                                       $    42,492   $     66,926
----------------------------------------------------------------------------------------
Net realized gain                                               143,809        151,172
----------------------------------------------------------------------------------------
Net change in unrealized appreciation                           316,483        600,594
                                                            ----------------------------
Net increase in net assets resulting from operations            502,784        818,692

----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------
Dividends from net investment income--Class A                        --        (59,736)
----------------------------------------------------------------------------------------
Distributions from net realized gain--Class A                        --       (186,283)

----------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial
interest transactions--Class A                                       --         (6,658)

----------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------
Total increase                                                  502,784        566,015
----------------------------------------------------------------------------------------
Beginning of period                                           6,620,076      6,054,061
                                                            ----------------------------
End of period (including accumulated net investment
income of $57,903 and $15,411, respectively)                $ 7,122,860   $  6,620,076
                                                            ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               19 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           SIX MONTHS                      YEAR
                                                                ENDED                     ENDED
                                                     OCTOBER 31, 2005                 APRIL 30,
CLASS A                                                   (UNAUDITED)        2005          2004 1
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.98     $ 11.86       $ 10.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .08 2       .13 2         .04
Net realized and unrealized gain                                  .91        1.48          1.91
                                                              -----------------------------------
Total from investment operations                                  .99        1.61          1.95
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --        (.12)         (.09)
Distributions from net realized gain                               --        (.37)           --
                                                              -----------------------------------
Total dividends and distributions to shareholders                  --        (.49)         (.09)
-------------------------------------------------------------------------------------------------

Net asset value, end of period                                $ 13.97     $ 12.98       $ 11.86
                                                              ===================================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               7.63%      13.53%        19.50%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 7,123     $ 6,620       $ 6,054
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 6,897     $ 6,428       $ 5,824
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            1.22%       1.04%         0.48%
Total expenses                                                   1.42%       1.55%         2.26%
Expenses after waivers and reduction to custodian
expenses                                                         1.42%       1.53%         1.70%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            12%         11%           15%

1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               20 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Large-Cap Core Fund (the Fund), a series of Oppenheimer International Large-Cap Core Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Sub-Advisor is OFI Institutional Asset Management, Inc., a direct wholly owned subsidiary of the Manager.

      The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of October 31, 2005, the Manager owned 100% of the Fund's shares. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board


               21 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


               22 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of


               23 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                  SIX MONTHS ENDED OCTOBER 31, 2005  YEAR ENDED APRIL 30, 2005
                            SHARES           AMOUNT          SHARES     AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                            --           $   --              --   $     --
Redeemed                        --               --            (509)    (6,658)
                            ----------------------------------------------------
Net decrease                    --           $   --            (509)  $ (6,658)
                            ====================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2005, were as follows:

                                              PURCHASES                  SALES
--------------------------------------------------------------------------------
Investment securities                         $ 811,794            $ 7,151,688

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million and 0.70% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager, not the Fund, pays the Sub-Advisor an annual fee under the Sub-Advisory Agreement between the Manager and the Sub-Advisor. The fee is calculated as a percentage of the fee the Fund pays the Manager. The Manager shall pay the Sub-Advisor a monthly fee equal to 30% of the investment advisory fee collected by the Manager from the Fund during that period.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. Any


               24 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses such that the "Total Expenses" will not exceed 1.70%. The voluntary waiver and/or expense reimbursement described above may be amended or withdrawn at any time.

   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

   As of October 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the


               25 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION Continued

Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

   The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


               26 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On September 26, 2005, a shareholder meeting of the Oppenheimer International Large-Cap Core Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1) and the sub-proposals in (Proposal No. 2) were approved as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1
NOMINEE                                            FOR   WITHHELD         TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                            510,000.000      0.000   510,000.000
Robert G. Galli                            510,000.000      0.000   510,000.000
Phillip A. Griffiths                       510,000.000      0.000   510,000.000
Mary F. Miller                             510,000.000      0.000   510,000.000
Joel W. Motley                             510,000.000      0.000   510,000.000
John V. Murphy                             510,000.000      0.000   510,000.000
Kenneth A. Randall                         510,000.000      0.000   510,000.000
Russell S. Reynolds, Jr.                   510,000.000      0.000   510,000.000
Joseph M. Wikler                           510,000.000      0.000   510,000.000
Peter I. Wold                              510,000.000      0.000   510,000.000
Clayton K. Yeutter                         510,000.000      0.000   510,000.000

--------------------------------------------------------------------------------
PROPOSAL NO. 2 PROPOSAL TO CHANGE THE POLICY ON

                FOR                            AGAINST    ABSTAIN         TOTAL
--------------------------------------------------------------------------------
2B: Concentration of Investments
        510,000.000                              0.000      0.000   510,000.000
2E: Real Estate and Commodities
        510,000.000                              0.000      0.000   510,000.000
2F: Senior Securities
        510,000.000                              0.000      0.000   510,000.000


               27 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

   The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


               28 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Large-Cap Core Trust


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005